Related Parties Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties Balances and Transactions [Line Items]
Purchase price of software			$ 210,251
Anhui Zhongke [Member]
Related Parties Balances and Transactions [Line Items]
Purchase price of software	$ 389,148	$ 676,889
Related Party [Member]
Related Parties Balances and Transactions [Line Items]
Related party balance	$ 100,000